United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 2000

Check here if Amendment [ x ];
Amendment Number:
This Amendment (Check only one.): [ x ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

Sanford J. Colen,	Orinda, CA	July 31, 2000

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	85

Form 13F Information Table Value Total:	$197,752.00

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:			Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer		Title of Class	CUSIP	 	Value 	 	Shares / 	Investment	Other	 Voting Authority (Shares)
			 				(x $1000) 	Prn Amt 	Discretion	Mangers	Sole	Shared	None

ADC TELECOMMUNICATIONS	common stock	886101	 	 $1,577 	18,800		other		1		18,800
AFFYMETRIX INC		common stock	00826T108	 $1,635 	9,900		other		1		9,900
ALLSTATE CORP		common stock	20002101	 $1,335 	60,000		other		1		60,000
AMERADA HESS CORP	common stock	23551104	 $3,088 	50,000		other		1		50,000
AMERICAN EAGLE OUTFITTERcommon stock	02553E106	 $4,654 	332,400		other		1		332,400
AMERICREDIT CORP	common stock	03060R101	 $12,070 	710,000		other		1		710,000
ANNTAYLOR STORES CORP	common stock	36115103	 $4,704 	142,000		other		1		142,000
AT&T CANADA INC		common stock	00207Q202	 $2,270 	68,400		other		1		68,400
AVIGEN INC		common stock	53690103	 $1,410 	32,132		other		1		32,132
AVIRON			common stock	53762100	 $618 		20,000		other		1		20,000
BAKER (J.) INC		common stock	57232100	 $2,034 	350,000		other		1		350,000
BOISE CASCADE CORP	common stock	97383103	 $1,553 	60,000		other		1		60,000
BROADWING INC		common stock	111620100	 $5,304 	204,500		other		1		204,500
CATALYTICA INC		common stock	148885106	 $880 		80,000		other		1		80,000
CENDANT CORP		common stock	151313103	 $1,540 	110,000		other		1		110,000
CHILDREN'S PLACE	common stock	168905107	 $3,321 	162,000		other		1		162,000
CLARK (DICK) PROD INC	common stock	181512104	 $209 		17,825		other		1		17,825
COASTAL CORP		common stock	190441105	 $3,123 	51,300		other		1		51,300
COUNTRYWIDE CREDIT IND	common stock	222372104	 $2,862 	94,400		other		1		94,400
CYTYC CORPORATION	common stock	232946103	 $1,324 	24,800		other		1		24,800
DIGITAL ISLAND INC	common stock	25385N101	 $1,945 	40,000		other		1		40,000
ECTEL LTD		common stock	2505923	 	 $920 		40,000		other		1		40,000
EFFICIENT NETWORKS INC	common stock	282056100	 $1,251 	17,000		other		1		17,000
ELECTRO SCIENTIFIC INDS	common stock	285229100	 $2,202 	50,000		other		1		50,000
FRONTLINE CAPITAL GROUP	common stock	35921N101	 $2,952 	138,500		other		1		138,500
FUNDTECH LIMITED	common stock	2208857	 	 $1,040 	40,000		other		1		40,000
GIGA-TRONICS INC	common stock	375175106	 $1,450 	152,600		other		1		152,600
GRANT PRIDECO INC	common stock	38821G101	 $463 	 	18,500		other		1		18,500
GUESS? INC		common stock	401617105	 $3,080 	220,000		other		1		220,000
HONEYWELL INTERNATIONAL	common stock	438516106	 $2,695 	80,000		other		1		80,000
IGEN INTERNATIONAL INC	common stock	449536101	 $3,171 	191,485		other		1		191,485
II-VI INC		common stock	902104108	 $1,079 	22,300		other		1		22,300
IMS HEALTH INC		common stock	449934108	 $900 		50,000		other		1		50,000
INFOSYS TECHNOLOGIES	common stock	456788108	 $2,411 	13,600		other		1		13,600
INSITE VISION INC	common stock	457660108	 $692 		167,664		other		1		167,664
INTERLINK ELECTRONICS 	common stock	458751104	 $5,873 	140,250		other		1		140,250
INTRAWARE INC		common stock	46118M103	 $482 		30,000		other		1		30,000
JDA SOFTWARE GROUP INC	common stock	46612K108	 $1,516 	79,000		other		1		79,000
JONES APPAREL GROUP INC	common stock	480074103	 $5,570 	237,000		other		1		237,000
KENNETH COLE PROD	common stock	193294105	 $2,020 	50,500		other		1		50,500
KNIGHTSBRIDGE TANKERS 	common stock	2509271	 	 $400 		20,000		other		1		20,000
KRAUSE'S FURNITURE INC	common stock	500760202	 $1,056 	939,048		other		1		939,048
LANDSTAR SYSTEM INC	common stock	515098101	 $1,376 	23,100		other		1		23,100
LASER PHOTONICS INC	common stock	517903308	 $2,437 	153,500		other		1		153,500
MARCHFIRST INC		common stock	566244109	 $953 		52,200		other		1		52,200
MAXYGEN INC		common stock	577776107	 $1,646 	29,000		other		1		29,000
MCNAUGHTON APPAREL GROUPcommon stock	582524104	 $4,253 	405,000		other		1
	405,000
MENTOR CORP/MINN	common stock	587188103	 $2,991 	110,000		other		1		110,000
NANOGEN INC		common stock	630075109	 $1,740 	41,000		other		1		41,000
NAUTICA ENTERPRISES INC	common stock	639089101	 $1,336 	125,000		other		1		125,000
NEXMED INC		common stock	652903105	 $513 		54,000		other		1		54,000
NORDSTROM INC		common stock	655664100	 $5,392 	223,500		other		1		223,500
NOVEL DENIM HOLDINGS	common stock	2083399	 	 $466 		99,500		other		1		99,500
NTL INCORPORATED	common stock	629407107	 $7,590 	126,769		other		1		126,769
OPTIKA INC		common stock	683973101	 $262 		43,600		other		1		43,600
OXFORD HEALTH PLANS	common stock	691471106	 $2,738 	115,000		other		1		115,000
PACIFIC SUNWEAR OF CA	common stock	694873100	 $6,806 	363,000		other		1		363,000
PANJA INC		common stock	698493103	 $664 		54,200		other		1		54,200
POLO RALPH LAUREN CORP	common stock	731572103	 $2,280 	160,000		other		1		160,000
PSINET INC		common stock	74437C101	 $1,085 	43,200		other		1		43,200
QUIKSILVER INC		common stock	74838C106	 $4,725 	303,600		other		1		303,600
SEPRACOR INC		common stock	817315104	 $253 		2,100		other		1		2,100
SOLUTIA INC		common stock	834376105	 $756 		55,000		other		1		55,000
SPANISH BROADCASTING SYScommon stock	846425882	 $2,044 	99,400		other		1		99,400
STAMPS.COM INC		common stock	852857101	 $1,419 	194,000		other		1		194,000
STEVEN MADDEN LTD	common stock	556269108	 $394 		60,000		other		1		60,000
SYBRON INTL CORP	common stock	87114F106	 $1,696 	85,600		other		1		85,600
TARGET CORP		common stock	87612E106	 $3,956 	68,200		other		1		68,200
TEFRON LTD		common stock	2108010	 	 $257 		15,000		other		1		15,000
TEKELEC			common stock	879101103	 $2,409 	50,000		other		1		50,000
TEKTRONIX INC		common stock	879131100	 $2,775 	37,500		other		1		37,500
TENFOLD CORPORATION	common stock	88033A103	 $957 		58,200		other		1		58,200
TJX COMPANIES INC	common stock	872540109	 $4,031 	215,000		other		1		215,000
TOPPS COMPANY (THE)	common stock	890786106	 $3,358 	292,000		other		1		292,000
TRANS WORLD ENTERTAINMNTcommon stock	89336Q100	 $849 		70,000		other		1		70,000
UNIONBANCAL CORPORATION	common stock	908906100	 $834 		45,000		other		1		45,000
UNITED RETAIL GROUP INC	common stock	911380103	 $2,125 	250,000		other		1		250,000
VALENCE TECHNOLOGY INC	common stock	918914102	 $1,659 	90,000		other		1		90,000
VIASYSTEMS GROUP INC	common stock	92553H100	 $604 		35,000		other		1		35,000
VIRATA CORP		common stock	927646109	 $1,193 	20,000		other		1		20,000
VITRIA TECHNOLOGY INC	common stock	92849Q104	 $1,528 	25,000		other		1		25,000
WESTCOAST HOSPITALITY 	common stock	95750P106	 $1,470 	210,000		other		1		210,000
WESTERN WIRELESS CORP	common stock	95988E204	 $3,788 	69,500		other		1		69,500
WET SEAL INC  -CL A	common stock	961840105	 $4,161 	317,000		other		1		317,000
WHOLE FOODS MARKET INC	common stock	966837106	 $7,312 	177,000		other		1		177,000


